CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2014
Statement Of Stockholders Equity [Abstract]
Dividend paid, per share	$ 3.71